CONDENSED CONSOLIDATED BALANCE SHEETS - Centennial Resource Production, LLC (Centennial OpCo) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 410	$ 1,768
Accounts receivable, net	10,358	13,012
Derivative instruments, net	1,618	19,043
Prepaid and other current assets	864	322
Total current assets	13,250	34,145
Oil and natural gas properties, other property and equipment
Oil and natural gas properties, successful efforts method	718,999	651,596
Accumulated depreciation, depletion and amortization	(241,017)	(180,946)
Unproved oil and natural gas properties	139,690	105,897
Other property and equipment, net of accumulated depreciation of $1,665 and $868, respectively	1,703	2,240
Total property and equipment, net	619,375	578,787
Noncurrent assets
Derivative instruments, net	245	2,070
Other noncurrent assets	1,042	1,293
Total assets	633,912	616,295
Current liabilities
Accounts payable and accrued expenses	23,579	19,985
Derivative instruments, net	1,000
Other current liabilities	243	2,148
Total current liabilities	24,822	22,133
Noncurrent liabilities
Revolving credit facility	124,000	74,000
Term loan, net of unamortized deferred financing costs	64,762	64,649
Asset retirement obligations	2,680	2,288
Deferred tax liability	1,954	2,361
Derivative instruments, net	557
Total liabilities	218,775	165,431
Owners' equity	415,137	450,864
Total liabilities and owners' equity	$ 633,912	$ 616,295